Equity Transactions - Schedule of Value of Warrants (Details) (USD $)	6 Months Ended
Sep. 30, 2014
Warrant #1
Date	Oct. 29, 2013
Warrants	$ 250,000
Stock price on grant date	$ 0.30
Exercise price	$ 0.50
Expected life	1 year
Volatility	147.00%
Risk-free rate	0.12%
Calculated value	10,473
Fair value allocation of proceeds	7,381
Warrant #2
Date	Dec. 11, 2013
Warrants	250,000
Stock price on grant date	$ 0.02
Exercise price	$ 0.50
Expected life	1 year
Volatility	64.00%
Risk-free rate	0.11%
Calculated value	0
Fair value allocation of proceeds	0
Warrant #3
Date	Mar. 10, 2014
Warrants	83,334
Stock price on grant date	$ 0.02
Exercise price	$ 0.50
Expected life	1 year
Volatility	65.00%
Risk-free rate	0.13%
Calculated value	0
Fair value allocation of proceeds	0
Warrant #4
Date	Apr. 04, 2014
Warrants	83,334
Stock price on grant date	$ 0.199
Exercise price	$ 0.50
Expected life	1 year
Volatility	113.00%
Risk-free rate	0.12%
Calculated value	3,181
Fair value allocation of proceeds	3,181
Warrant #5
Date	Apr. 15, 2014
Warrants	1,000,000
Stock price on grant date	$ 0.252
Exercise price	$ 0.35
Expected life	3 years
Volatility	76.00%
Risk-free rate	0.84%
Calculated value	104,416
Fair value allocation of proceeds	104,416
Warrant #6
Date	Jul. 10, 2014
Warrants	700,000
Stock price on grant date	$ 0.037
Exercise price	$ 0.15
Expected life	3 years
Volatility	119.00%
Risk-free rate	0.96%
Calculated value	12,130
Fair value allocation of proceeds	8,637
Warrant #7
Date	Jul. 29, 2014
Warrants	700,000
Stock price on grant date	$ 0.037
Exercise price	$ 0.15
Expected life	3 years
Volatility	119.00%
Risk-free rate	0.98%
Calculated value	12,102
Fair value allocation of proceeds	$ 8,992